[Letterhead of Western Reserve Life Assurance Co. of Ohio]

September 6, 2002

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re: WRL Series Life Corporate Account (File No. 333-57681)

Dear Commissioners:

On behalf of WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio (“separate account”), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”).

The funds are as follows:

Deutsche Asset Management VIT Fund – Scudder Small Cap Index Fund
Deutsche Asset Management VIT Fund – Scudder Equity 500 Index Fund
Deutsche Asset Management VIT Fund – Scudder EAFE® Equity Index Fund
Fidelity Variable Insurance Products Fund – Growth Opportunities Portfolio
Fidelity Variable Insurance Products Fund – Contrafund® Portfolio
Fidelity Variable Insurance Products Fund – Growth Portfolio
Fidelity Variable Insurance Products Fund – Balanced Portfolio
Fidelity Variable Insurance Products Fund – High Income Portfolio
Fidelity Variable Insurance Products Fund – Money Market Portfolio
PIMCO Variable Insurance Trust — Short Term Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – Total Return Portfolio (Institutional Class
PIMCO Variable Insurance Trust – StocksPLUS Growth and Income Portfolio (Institutional Class)
INVESCO Variable Investment Funds, Inc. – INVESCO VIF Growth Fund
INVESCO Variable Investment Funds, Inc. – INVESCO VIF Dynamics Fund
INVESCO Variable Investment Funds, Inc. – INVESCO VIF Financial Services Fund
INVESCO Variable Investment Funds, Inc. – INVESCO VIF Health Sciences Fund
INVESCO Variable Investment Funds, Inc. – INVESCO VIF Small Company Growth Fund
INVESCO Variable Investment Funds, Inc. – INVESCO VIF Technology Fund
INVESCO Variable Investment Funds, Inc. – INVESCO VIF Telecommunications Fund
The Universal Institutional Funds, Inc. – Emerging Markets Equity Portfolio
The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio
The Universal Institutional Funds, Inc. – Mid Cap Value Portfolio
Vanguard Variable Insurance Fund – Vanguard VIF Money Market Portfolio
Vanguard Variable Insurance Fund – Vanguard VIF Short-Term Corporate Portfolio
Vanguard Variable Insurance Fund – Vanguard VIF Total Bond Index Portfolio
Vanguard Variable Insurance Fund – Vanguard VIF High Yield Bond Portfolio

Vanguard Variable Insurance Fund – Vanguard VIF Balanced Portfolio
Vanguard Variable Insurance Fund – Vanguard VIF Equity Income Portfolio
Vanguard Variable Insurance Fund – Vanguard VIF Equity Index Portfolio
Vanguard Variable Insurance Fund – Vanguard VIF Diversified Value Portfolio
Vanguard Variable Insurance Fund – Vanguard VIF Mid-Cap Index Portfolio
Vanguard Variable Insurance Fund – Vanguard VIF Growth Portfolio
Vanguard Variable Insurance Fund – Vanguard VIF Small Company Growth Portfolio
Vanguard Variable Insurance Fund – Vanguard VIF International Portfolio
Vanguard Variable Insurance Fund – Vanguard VIF REIT Index Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Portfolio
T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio
Janus Aspen Series – Growth Portfolio
Janus Aspen Series – Capital Appreciation Portfolio
Janus Aspen Series – Worldwide Growth Portfolio
Janus Aspen Series – Aggressive Growth Portfolio
Janus Aspen Series – Flexible Income Portfolio
Janus Aspen Series – International Growth Portfolio
Royce Capital Fund – Micro-Cap Portfolio
Royce Capital Fund – Small-Cap Portfolio

These Semi-Annual Reports are for the period ending June 30, 2002 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact us at (319) 247-6115.

Very truly yours,

s/ Kenneth J. Turnquist

Kenneth J. Turnquist
Asst. Vice President

Document 1 The Semi-Annual Report of Deutsche Asset Management VIT Fund – Small Cap Index Fund dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 27, 2002 (File No. 811-07507)

Document 2 The Semi-Annual Report of Deutsche Asset Management VIT Fund – Equity 500 Index Fund dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 27, 2002 (File No. 811-07507)

Document 3 The Semi-Annual Report of Deutsche Asset Management VIT Fund – EAFE® Equity Index Fund dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 27, 2002 (File No. 811-07507)

Document 4 The Semi-Annual Report of Fidelity Variable Insurance Products Fund – Growth Opportunities Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 20, 2002 (File No. 811-811-3329, 811-5511, 811-7205)

Document 5 The Semi-Annual Report of Fidelity Variable Insurance Products Fund – Contrafund® Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 20, 2002 (File No. 811-3329, 811-5511, 811-7205)

Document 6 The Semi-Annual Report of Fidelity Variable Insurance Products Fund – Growth Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 20, 2002 (File No. 811-3329, 811-5511, 811-7205)

Document 7 The Semi-Annual Report of Fidelity Variable Insurance Products Fund – Balanced Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 20, 2002 (File No. 811-3329, 811-5511, 811-7205)

Document 8 The Semi-Annual Report of Fidelity Variable Insurance Products Fund – High Income Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 20, 2002 (File No. 811-3329, 811-5511, 811-7205)

Document 9 The Semi-Annual Report of Fidelity Variable Insurance Products Fund – Money Market Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 20, 2002 (File No. 811-3329, 811-5511, 811-7205)

Document 10 The Semi-Annual Report of PIMCO Variable Insurance Trust — Short Term Bond Portfolio (Institutional Class) dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-8399)

Document 11 The Semi-Annual Report of PIMCO Variable Insurance Trust – Total Return Bond Portfolio (Institutional Class) dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-8399)

Document 12 The Semi-Annual Report PIMCO Variable Insurance Trust – StocksPLUS Growth and Income Portfolio (Institutional Class) dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-8399)

Document 13 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. – INVESCO VIF Growth Fund dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 27, 2002 (File No. 811-8038, 033-70154)

Document 14 The Semi-Annual Report INVESCO Variable Investment Funds, Inc. – INVESCO VIF Dynamics Fund dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 27, 2002 (File No. 811-8038, 033-70154)

Document 15 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. – INVESCO VIF Financial Services Fund dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 27, 2002 (File No. 811-8038, 033-70154)

Document 16 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. – INVESCO VIF Health Sciences Fund dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 27, 2002 (File No. 811-8038, 033-70154)

Document 17 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. – INVESCO VIF Small Company Growth Fund dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 27, 2002 (File No. 811-8038, 033-70154)

Document 18 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. – INVESCO VIF Technology Fund dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 27, 2002 (File No. 811-8038, 033-70154)

Document 19 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. – INVESCO VIF Telecommunications Fund dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 27, 2002 (File No. 811-8038, 033-70154)

Document 20 The Semi-Annual Report of The Universal Institutional Funds, Inc. – Emerging Markets Equity Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 26, 2002 (File No.811-7607)

Document 21 The Semi-Annual Report of The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 26, 2002 (File No. 811-7607)

Document 22 The Semi-Annual Report of The Universal Institutional Funds, Inc. – Mid Cap Value Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 26, 2002 (File No. 811-7607)

Document 23 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-07143)

Document 24 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-07143)

Document 25 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-07143)

Document 26 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-07143)

Document 27 The Semi-Annual Report of T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-07145)

Document 28 The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF Money Market Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-5962)

Document 29 The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF Short-Term Corporate Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-5962)

Document 30 The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF High-Grade Bond Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-5962)

Document 31 The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF High Yield Bond Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-5962)

Document 32 The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF Balanced Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-5962)

Document 33 The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF Equity Income Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-5962)

Document 34 The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF Equity Index Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-5962)

Document 35 The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF Diversified Value Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-5962)

Document 36 The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF Mid-Cap Index Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-5962)

Document 37 The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF Growth Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-5962)

Document 38 The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF Small Company Growth Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-5962)

Document 39 The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF International Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on September 6, 2002 (File No. 811-5962)

Document 40 The Semi-Annual Report of Janus Aspen Series – Growth Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 21, 2002 (File No. 811-7736)

Document 41 The Semi-Annual Report of Janus Aspen Series – Capital Appreciation Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 21, 2002 (File No. 811-7736)

Document 42 The Semi-Annual Report of Janus Aspen Series – Worldwide Growth Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 21, 2002 (File No. 811-7736)

Document 43 The Semi-Annual Report of Janus Aspen Series – Aggressive Growth Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 21, 2002 (File No. 811-7736)

Document 44 The Semi-Annual Report of Janus Aspen Series – Flexible Income Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 21, 2002 (File No. 811-7736)

Document 45 The Semi-Annual Report of Janus Aspen Series – International Growth Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 21, 2002 (File No. 811-7736)

Document 46 The Semi-Annual Report of Vanguard Insurance Fund – Vanguard VIF REIT Index Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 30, 2002 (File No. 811-5962)

Document 47 The Semi-Annual Report of Royce Capital Fund – Royce Micro-Cap Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 20, 2002 (File No. 811-7537)

Document 48 The Semi-Annual Report of Royce Capital Fund – Royce Small-Cap Portfolio dated June 30, 2002 that was filed with the Securities and Exchange Commission on August 20, 2002 (File No. 811-7537)